SHARE CAPITAL (Schedule of Underlying Data Used for Computing the Fair Value of the Options) (Details) - Share Options [Member] - Employees and Directors [Member] - $ / shares		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%	0.00%
Expected volatility, minimum	[1]	60.30%	63.40%
Expected volatility, maximum	[1]	60.50%	64.90%
Risk-free interest rate, minimum		1.36%	1.38%
Risk-free interest rate, maximum		1.52%	1.98%
Expected term		6 years	6 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of ordinary share		$ 5.90	$ 7.53
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of ordinary share		$ 6.84	$ 11.99

[1]	The volatility is based on historical volatilities of companies in comparable stages as well as companies in the industry, by statistical analysis of daily share pricing model.